FINANCE LEASES (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Changes in Right-of-Use Asset and Lease Liabilities
Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2023	83,589
Additions	—
Impairment	—
Depreciation	(7,412)
Balance as of June 30, 2023	76,177
Our lease obligations for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2023	105,975
Additions	—
Repayments	(12,418)
Interest expense on obligations under finance lease	3,266
Balance as of June 30, 2023	96,823
Current portion	19,007
Non-current portion	77,816

Schedule of Outstanding Obligations Under Finance Leases
The outstanding obligations under finance leases at June 30, 2023 are payable as follows:

(in thousands of $)
2023 (remaining six months)	12,169
2024	24,553
2025	22,551
2026	20,617
2027	20,617
2028	12,320
Minimum lease payments	112,826
Less: imputed interest	(16,003)
Present value of obligations under finance leases	96,823